Retirement Benefit and Other Post-retirement Obligations - Summary of Principal Assumptions Used for UK Group Plan and US PRMB (Detail)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
UK Group plan [member]
Disclosure of defined benefit plans [line items]
Inflation	3.00%	3.40%	3.30%
Rate used to discount plan liabilities	4.60%	4.90%	1.90%
Expected rate of increase in salaries	3.50%	3.90%	3.80%
Other plans [member]
Disclosure of defined benefit plans [line items]
Inflation	2.00%	2.00%	1.40%
Rate used to discount plan liabilities	4.90%	5.30%	2.80%
Expected rate of increase in salaries	2.50%	2.90%	2.70%
Expected rate of increase for pensions in payment and deferred pensions	0.00%	0.00%	0.00%
PRMB [member]
Disclosure of defined benefit plans [line items]
Inflation	0.00%	0.00%	0.00%
Rate used to discount plan liabilities	5.00%	5.30%	2.60%
Expected rate of increase in salaries	0.00%	0.00%	0.00%
Expected rate of increase for pensions in payment and deferred pensions	0.00%	0.00%	0.00%
Bottom of range [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Expected rate of increase for pensions in payment and deferred pensions	1.75%	1.95%	2.35%
Top of range [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Expected rate of increase for pensions in payment and deferred pensions	5.10%	5.20%	5.10%
Initial rate of increase in healthcare rate [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Rate of increase in healthcare rate	0.00%	0.00%	0.00%
Initial rate of increase in healthcare rate [member] | Other plans [member]
Disclosure of defined benefit plans [line items]
Rate of increase in healthcare rate	0.00%	0.00%	0.00%
Initial rate of increase in healthcare rate [member] | PRMB [member]
Disclosure of defined benefit plans [line items]
Rate of increase in healthcare rate	6.50%	6.50%	6.30%
Ultimate rate of increase in healthcare rate [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Rate of increase in healthcare rate	0.00%	0.00%	0.00%
Ultimate rate of increase in healthcare rate [member] | Other plans [member]
Disclosure of defined benefit plans [line items]
Rate of increase in healthcare rate	0.00%	0.00%	0.00%
Ultimate rate of increase in healthcare rate [member] | PRMB [member]
Disclosure of defined benefit plans [line items]
Rate of increase in healthcare rate	5.00%	5.00%	5.00%